APPENDIX I, II	12 Months Ended
Dec. 31, 2019
APPENDIX I, II [Abstract]
APPENDIX I, II

49. APPENDIX I, II

 APPENDIX I - RECONCILIATION OF STOCKHOLDERS' EQUITY AND NET INCOME - BRGAAP vs IFRS

The table below presents a conciliation of stockholders' equity and net income attributed to the parent between standards adopted in Brazil (BRGAAP) and IFRS, with the conceptual description of the main adjustments:

Thousand of Reais	Note	2019	2018	2017

Stockholders' equity attributed under to the Parent Brazilian GAAP		69,773,232	65,233,743	59,499,954
IFRS adjustments, net of taxes, when applicable:
Reclassification of financial instruments at fair value through profit or loss	i	8,767	8,344	18,301
Reclassification of available-for-sale financial instruments	j	-	-	34,818
Reclassification of fair value through other comprehensive income	k	73,431	72,980	-
Impairment of loans and receivables	a	-	-	(71,091)
Impairment of financial assets measured at amortized cost	a	(23,589)	(1,483,043)	-
Remensurations, Debt instruments, due to reclassifications IFRS 9		-	26,274	-
Category transfers - IAS 39	b	-	-	351,132
Category transfers - IFRS 9	b	(206,984)	(619)	-
Deferral of financial fees, commissions and inherent costs under effective interest rate method
	c	1,197,325	851,629	664,204
Reversal of goodwill amortization	d	26,933,892	26,764,529	26,592,852
Realization on purchase price adjustments	e	477,366	631,120	702,436
Recognition of fair value in the partial sale in subsidiaries	f	112,052	112,052	112,052
Option for Acquisition of Equity Instrument	g	(1,816,799)	(1,323,994)	(1,287,240)
Goodwill acquisition Santander Services (Santusa)	h	(239,182)	(269,158)	(298,978)
Tax Credit with realization over 10 years		184,005	322,539	62,539
Others		177,064	119,074	269,728
Stockholders' equity attributed to the parent under IFRS		96,650,580	91,065,470	86,650,707
Non-controlling interest under IFRS		558,581	529,990	436,894
Stockholders' equity (including non-controlling interest) under IFRS		97,209,161	91,595,460	87,087,601

Thousand of Reais	Note	2019	2018	2017

Net income attributed to the Parent under Brazilian GAAP		14,180,987	12,166,145	7,996,577
IFRS adjustments, net of taxes, when applicable:
Reclassification of financial instruments at fair value through profit or loss	i	422	(11,974)	18,775
Reclassification of available-for-sale financial instruments	j	-	-	(46,160)
Reclassification of fair value through other comprehensive income	k	451	28,419	-
Impairment on loans and receivables	a	-	-	(195,878)
Impairment of financial assets measured at amortized cost	a	1,872,553	140,557	-
Remensurations, Debt instruments, due to reclassifications IFRS 9		(16,659)	(5,360)	-
Category transfers - IAS 39	b	-	-	(219,829)
Category transfers - IFRS 9	b	6,437	(16,195)	-
Deferral of financial fees, commissions and inherent costs under effective interest rate method
	c	346,298	187,425	366,484
Reversal of goodwill amortization	d	175,257	171,677	1,470,279
Realization on purchase price adjustments	e	(153,752)	(71,316)	(76,446)
Option to Acquire Own Equity Instrument	g	-	(143,194)	(270,240)
Goodwill acquisition Santander Services (Santusa)	h	29,898	29,820	-
Tax credit with realization over 10 years		(75,995)	260,000	62,539
Others		41,035	(153,527)	(182,037)
Net income attributed to the parent under IFRS		16,406,932	12,582,477	8,924,064
Non-controlling interest under IFRS		224,518	217,441	213,984
Net income (including non-controlling interest) under IFRS		16,631,450	12,799,918	9,138,048

a) Impairment on loans and receivables and financial assets measured at amortized cost:

In 2019 and 2018, refers to the adjustment resulting from the estimate of the expected loss and losses on the portfolio of loans and receivables subject to impairment, loan commitments to be released and financial guarantee contracts, which was determined based on the criteria described in the accounting practice and compliance in the history of impairment and other circumstances known at the time of the evaluation, in accordance with the guidance provided by IAS 39 and IFRS 9 (in 2017 refer to the resulting adjustment of the estimate of loss incurred in accordance with IAS 39, normative then effective.) "Financial Instruments: Recognition and Measurement". These criteria differ in certain aspects from the criteria adopted by BRGAAP, which use certain regulatory limits defined by the Central Bank (Bacen), in addition to the difference in the scope of calculation of these losses, which for the purposes of IFRS considers assets other than those In the Financial Statements under IFRS, this effect considers the impact related to the provisions of certain debt instruments, which for the purposes of BRGAAP are treated as Securities.

b) Categories of financial assets

As detailed in the accounting practices note, IFRS9 provides for the definition of the business models associated with each portfolio, as well as the performance of the SPPI test - if the returns of that asset are exclusively principal and interest, for classification in the categories of financial assets. BRGAAP provides for certain differences in the categorization of these financial assets, as well as establishing as an indicator the Management's intention for classification to be made. The criteria for reclassification between categories are also different between the two accounting practices.

c) Deferral of financial fees, commissions and other costs under effective interest rate method:

Under IFRS, financial fees, commissions and other costs that are integral part of effective interest rate of financial instruments measured at amortized cost are recognized in the income statement over the term of the corresponding contracts. Under BRGAAP these fees and expenses are recognized directly as income when received or paid.

d) Reversal of goodwill amortization:

Under BRGAAP, goodwill is systematically amortized over a period of up to 10 years, subject to the impairment test at least once a year or in a shorter period, in the event of any additional evidence. Under IFRS, in accordance with IAS 38 “Intangible Assets”, goodwill is not amortized, but instead, is tested for impairment, at least annually, and whenever there is an indication that the goodwill may be impaired. The tax amortization of goodwill of Banco ABN Amro Real SA represents a difference between book and tax basis of a permanent nature and definitive as the possibility of future use of resources to settle a tax liability is considered remote by management, supported by the opinion of expert external advisors. The tax amortization of goodwill is permanent and definitive, and therefore does not apply to the recognition of a deferred tax liability in accordance with IAS 12, on temporary differences.

e) Realization on purchase price adjustments:

As part of the purchase price allocation in acquisitions of an entity, substantially, in the acquisition of Banco Real, following the requirements of IFRS 3, the Bank has recognized the assets and liabilities of the acquiree to fair value, including identifiable intangible assets with finite lives. Under BRGAAP, in a business combination, the assets and liabilities are kept at their book value. This purchase price adjustment relates substantially to the allocation related to the value of assets in the loan portfolio. The initial recognition of value of the loans at fair value, adjustment to the yield curve of the loan portfolio in comparison to its nominal value, which is recognized by its average realization period.

f) Recognition of fair value in the partial disposal of investments in subsidiaries

Under IFRS 10 "Consolidated Financial Statements" on partial disposal of a permanent investment when control is lost, the fair value is recognized over the remaining portion is remeasured at its fair value, the effect of this update being recognized in result (Webmotors). Under BRGAAP, this type of operation, ongoing participation is registered by its book value.

g) Option for Acquisition of Equity Instrument

Within the context of transaction, Banco Santander has granted to the members of Getnet S.A. and Banco Olé Consignado a put option over all shares of Getnet S.A. and Banco Olé Consignado held by them. The overall out in IAS 32, a financial liability was recognized for this commitment, with a specific charge in a heading in stockholders' equity in the amount of R$950 million and R$67 million, respectively. Subsequently, the options have been updated and their effect is recognized in income. On December 19, 2018, Banco Santander and the Minority shareholders of Getnet SA entered into an addendum to the Purchase and Sale Agreement for Shares and Other Covenants of Getnet SA, in which Banco Santander committed to acquire all the shares of the Minority Shareholders, corresponding to 11.5% of the share capital of Getnet SA, for the amount of R$1,431,000. The acquisition was approved by BACEN on February 18, 2019 and concluded on February 25, 2019, so that Banco Santander now holds 100% of the shares representing Getnet SA's share capital. On March 14, 2019, the shareholder minority stake in Banco Olé Bonsucesso Consignado SA formalized its interest in exercising the put option provided for in the Investment Agreement, entered into on July 30, 2014, to sell its 40% stake in Olé Consignado to Banco Santander (Brazil) SA On December 20, 2019, the parties entered into a binding agreement for the acquisition, by Banco Santander, of all the shares issued by Bosan Participações SA, for the total amount of R$1.6 billion, to be paid on the closing date of the Operation. On January 30, 2020, the name of Banco Olé from Banco Olé Bonsucesso Consignado SA was changed to Banco Olé Cosignado SA On January 31, 2020, the Bank and the shareholders of Bosan Participações SA concluded the final agreement and signed the purchase and sale of 100% of the shares issued by Bosan, through the transfer of Bosan's shares to the Bank and payment to sellers in the total amount of R$1,608,772,783.47. As a result, the Bank became, directly and indirectly, the holder of 100% of Banco Olé's shares.

h) Santander Serviços goodwill (Santusa)

According to the IFRS 3 "Business Combination", when the owner acquires more shares or other equity instruments of an entity already controlled, it shall consider such amount as an equity reduction. According to the BRGAAP this amount shall be registered in the asset as goodwill or discount on the acquisition f the investment, which is the difference between the acquision cost and the equity amount of the shares.

i) Reclassification of financial instruments at fair value through profit or loss

Under BRGAAP, all loans, financing and deposits are recorded at amortized cost. In IFRS, in accordance with IFRS 9 "Financial Instruments: Recognition and Measurement", financial assets may be measured at fair value and included in the category "Other financial assets at fair value through profit or loss", in order to eliminate or significantly reduce accounting mismatches ( accounting mismatch) of recognition or measurement derived from the measurement of assets or liabilities or from the recognition of gains or losses on these assets / liabilities on a number of bases, which are managed and their performances valued at fair value. Accordingly, the Bank classified loans, financing and deposits that meet these parameters as "fair value through profit or loss", as well as certain debt instruments classified as "available for sale" in BRGAAP. The Bank opted for this classification base in IFRS, since it eliminates an accounting mismatch in the recognition of revenues and expenses.

j) Reclassification of available-for-sale financial instruments

Under BRGAAP, the Bank accounts for some investments, for example, debt securities initially measured at amortized cost and equity securities at cost. When preparing the 2017 balance sheet, management revised the management strategy for its investments and, in accordance with the premises of Circular 3,068 of the Central Bank of Brazil, the debt securities were reclassified to “trading” category with their value recorded just through the result. According to IFRS, in 2017, the Bank had classified these Investments as available for sale, measuring them at fair value with the effects of this mark being recognized in the "Consolidated statements of comprehensive income", complying with the provisions of IAS 39 "Financial Instruments: Recognition and Measurement ”, which does not allow the reclassification of any financial instrument to the fair value category through profit or loss after initial recognition.

k) Reclassification of financial assets measured at fair value through other comprehensive income

According to the BRGAAP, the Bank registers some investments, for example, debt instruments initially measured at amortized cost and equity instruments at cost. At the time of this balance sheet, the management reviewed the managing strategy of its investments and according to Bacen Circular 3.068, the debt instruments were reclassified to "trading" measured at fair value with changes in the income statement. According to the IFRS, the Bank is classifying this investments as financial assets measured at fair value through other comprehensive income them at fair value with changes in "other comprehensive income", in line with IAS 9 "Financial Instruments ", which does not allow the reclassification of any financial instrument to fair value with changes in the income statement after the initial recognition.

APPENDIX II -  STATEMENTS OF VALUE ADDED

The following Statements of value added is not required under IFRS but being presented as supplementary information as required by Brazilian Corporate Law for publicly-held companies, and has been derived from the Bank´s consolidated financial statements prepared in accordance with IFRS.

	2019		2018		2017
Thousand of Reais
Interest and similar income	72,841,060		70,478,393		71,418,349
Net fee and commission income	15,713,152		14,132,159		12,721,868
Impairment losses on financial assets (net)	(13,369,905)		(12,713,435)		(12,338,300)
Other income and expense	(4,025,384)		(6,861,406)		(3,043,565)
Interest expense and similar charges	(28,519,953)		(28,557,051)		(36,471,860)
Third-party input	(7,544,695)		(7,219,152)		(6,728,881)
Materials, energy and others	(659,656)		(544,237)		(495,913)
Third-party services	(6,047,498)		(5,572,127)		(5,107,077)
Impairment of assets	(131,435)		(508,310)		(456,711)
Other	(706,106)		(594,478)		(669,180)
Gross added value	35,094,275		29,259,508		25,557,611
Retention
Depreciation and amortization	(2,391,857)		(1,739,959)		(1,662,247)
Added value produced	32,702,418		27,519,549		23,895,364
Added value received from transfer
Investments in affiliates and subsidiaries	149,488		65,958		71,551
Added value to distribute	32,851,906		27,585,507		23,966,915
Added value distribution
Employee	8,457,212	25.7%	8,185,896	29.7%	7,908,746	33.0%
Compensation	5,961,765		5,863,584		5,795,579
Benefits	1,637,099		1,534,560		1,421,910
Government severance indemnity funds for employees - FGTS	502,173		448,699		413,871
Other	356,175		339,053		277,386
Taxes	7,674,704	23.4%	5,813,381	21.1%	6,131,544	25.6%
Federal	6,571,450		4,864,176		5,481,969
State	54		224		1,260
Municipal	1,103,200		948,981		648,315
Compensation of third-party capital - rental	88,540	0.3%	786,312	2.9%	788,577	3.3%
Remuneration of interest on capital	16,631,450	50.6%	12,799,918	46.4%	9,138,048	38.1%
Dividends and interest on capital	10,800,000		6,600,000		6,300,000
Profit Reinvestment	5,606,932		5,982,477		2,624,064
Profit (loss) attributable to non-controlling interests	224,518		217,441		213,984
Total	32,851,906	100.0%	27,585,507	100.0%	23,966,915	100.0%